SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

4.       SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

1.      Critical accounting estimates

A critical accounting estimate is an estimate that is both important to the presentation of the Group’s financial position and requires management’s most difficult, subjective or complex judgments, often as a result of the need to determine estimates and develop assumptions about the outcome of matters that are inherently uncertain.

Management evaluates such estimates on an on-going basis, based upon historical results, historical experience, trends, consultations with experts, forecasts of the future, and other methods which management considers reasonable under the circumstances. Management considers the accounting estimates discussed below to be its critical accounting estimates, and, accordingly, provides an explanation of each.

2.       Depreciation and amortization of non-current assets

Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and management views on the trends and pace of development may change over time. Some of the assets and technologies, in which the Group invested several years ago, are still in use and provide the basis for new technologies. Critical estimates in the evaluations of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license period and the expected developments in technology and markets.

The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other important relevant factors. The actual economic lives of intangible assets may be different from useful lives estimated by management, thereby resulting in a different carrying value of intangible assets with finite lives.

The Group continues to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively. See Notes 20 and 23 for further information.

3.       Impairment of non-current assets

The Group has made significant investments including in property, plant and equipment, intangible assets, goodwill , right-of-use assets, acquiring and fulfilling of contracts and other.

Pursuant to IAS 36, goodwill and other intangible assets with indefinite useful lives and intangible assets not yet brought into use must be tested for impairment annually or more often if indicators of impairment exist. Other assets are tested for impairment when circumstances indicate that there may be a potential impairment.

Recoverable amounts of assets and cash generating units ("CGUs") are based on evaluations, including the determination of the appropriate CGUs, the discount rate, estimates of future performance, the revenue generating capacity of the assets, timing and amount of future purchases of property and equipment, assumptions of the future market conditions and the long-term growth rate into perpetuity (terminal value). A change of assumptions, particularly in relation to the discount rate and growth rate used to estimate the recoverable amounts of assets, could significantly impact results of the Group’s impairment evaluation.

All of the Group’s operations are in countries with emerging markets. The political and economic situation in these countries may change rapidly which could potentially have a significant impact on these operations. The changing state of the world economy, and increased macroeconomic risks also impact the assessment of cash flow forecasts and the discount rates applied.

There are significant variations between different markets with respect to growth, mobile penetration, Average revenue per user,the Company's market share and similar parameters, which result in differences in operating margins. The future developments of operating margins are important in the Group’s impairment assessments, and the long-term estimates of these margins are highly uncertain.

See Note 22 for further information.

4.       Fair value of financial instruments

Where the fair value of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flow models. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. See Note 28 for further information.

5.       Provisions and contingencies

The Group is subject to various legal proceedings, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, where the outcomes are subject to significant uncertainty. In addition, significant uncertainty exists in relation to employee bonuses and other rewards, which depend on their individual performance and Group’s results. The management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss or related expense. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded or to be recorded for a matter that has not been previously recorded because it was not considered probable. See Note 27 and Note 34 for further information.

6.      Right-of-use assets and lease liabilities

The value of right-of-use assets and lease liabilities is based on management estimates of lease terms as well as an incremental borrowing rate used to discount lease payments. The lease term corresponds to the non-cancellable period of each contract except in cases where the Group is reasonably certain of exercising renewal options. When assessing the lease term the management considers all facts and circumstances that create the economic incentive for the Group to excise the option to extend the lease, such as the useful life of the asset located on the leased site, statistics on sites replacement, sequence of technology change, profitability of our retail stores as well as costs to terminate or enter into lease contracts. The incremental borrowing rate of the Group is determined based on the credit spreads of the Group's debt instruments in relation to zero-coupon yield curve for government securities.

Changes in these factors could affect the estimated lease term and the reported value of right-of-use assets and lease liabilities.

7.       Impairment of financial assets

The Group uses management’s judgement to estimate allowance for Expected Credit Losses (ECL) for financial assets at amortized costs. ECL are measured in a way that reflects the unbiased and probability-weighted amount, the time-value of money and reasonable and supportable information at the reporting date pertaining to past events, current conditions and forecasts of future economic conditions.

ECL are measured as probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from financial services, ECL are mainly calculated using a statistical model based on three major risk parameters: probability of default, loss given default and exposure of default.

The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (unemployment rate, inflation rate) and forecasts of future economic conditions.

Significant changes in risk parameters could affect the estimated amount of ECL.

See Note 18 and Note 30 for further information.